BORROWINGS AND LINES OF CREDIT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consisted of the following:

(In millions)	2024	2023
2.242% Notes due 2025 (1)	1,200	1,200
4.375% Notes due 2025	—	830
5.800% Notes due 2025	—	1,000
2.493% Notes due 2027	900	900
4.125% Notes due 2028	783	830
2.722% Notes due 2030	2,000	2,000
2.700% Notes due 2031	750	750
4.500% Notes due 2032	887	941
5.900% Notes due 2034	875	1,000
3.625% Notes due 2037	783	—
3.377% Notes due 2040	1,500	1,500
3.577% Notes due 2050	1,400	2,000
6.200% Notes due 2054	650	1,000
Total long-term notes	11,728	13,951
Japanese Term Loan Facility	342	379
Other debt (including project financing obligations and finance leases)	296	74
Discounts and debt issuance costs	(88)	(111)
Total debt	12,278	14,293
Less: current portion of long-term debt	1,252	51
Long-term debt, net of current portion	$11,026	$14,242
(1) 2.242% Notes due February 15, 2025; reclassified to Current portion of long-term debt.

Schedule of Maturities of Long-Term Debt	Scheduled maturities of long-term debt, excluding amortization of discount, are as follows:

(In millions)
2025	$1,252
2026	$70
2027	$1,284
2028	$803
2029	$19
Thereafter	$8,938